UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 277 Park Ave

         New York, NY  10172

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212 350-5197

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     January 24, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     83679


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ALA                            Common           013904305    10418   186250 SH  N/A   Sole    N/A           186250        0        0
ANCC                           Common           00941P106      556    82435 SH  N/A   Sole    N/A            82435        0        0
AVID                           Common           05367P100     1282    70166 SH  N/A   Sole    N/A            70166        0        0
BCGI                           Common           100582105     3432   123111 SH  N/A   Sole    N/A           123111        0        0
CA                             Common           204912109      878    45000 SH  N/A   Sole    N/A            45000        0        0
CDN                            Common           127387108     3363   122304 SH  N/A   Sole    N/A           122304        0        0
CS                             Common           126920107     1464    97200 SH  N/A   Sole    N/A            97200        0        0
EWBX                           Common           27032C108     3224   437093 SH  N/A   Sole    N/A           437093        0        0
IDTI                           Common           458118106     2319    70000 SH  N/A   Sole    N/A            70000        0        0
ITRI                           Common           465741106     1731   477476 SH  N/A   Sole    N/A           477476        0        0
MOT                            Common           620076109      281    13873 SH  N/A   Sole    N/A            13873        0        0
MSCC                           Common           595137100     3936   141518 SH  N/A   Sole    N/A           141518        0        0
NOK                            Common           654902204    13206   303588 SH  N/A   Sole    N/A           303588        0        0
NXTV                           Common           65333U104      313    27480 SH  N/A   Sole    N/A            27480        0        0
PALM                           Common           696642107     5187   183200 SH  N/A   Sole    N/A           183200        0        0
QCSA JAN 15.O                  Common           1269209A7      144   100000 SH  Call  Sole    N/A           100000        0        0
QCSD APR 12.5                  Common           1269209D1      425   100000 SH  Call  Sole    N/A           100000        0        0
QITQAF JAN 30.0                Common           4581189A6      263    50000 SH  Call  Sole    N/A            50000        0        0
QITQAG JAN 35.0                Common           4581189A6      144    50000 SH  Call  Sole    N/A            50000        0        0
QQMS 25.0                      Common           595137900      128    43500 SH  Put   Sole    N/A            43500        0        0
QRCVC MAR 7.5                  Common           7A499W9C4      288   200000 SH  Call  Sole    N/A           200000        0        0
QSBCN 45.0                     Common           78387G9N5      219   100000 SH  Put   Sole    N/A           100000        0        0
QTCMA 20.0                     Common           G9144B9A6      209    62000 SH  Call  Sole    N/A            62000        0        0
QTYCA 50.0                     Common           9021249A6     1300   200000 SH  Call  Sole    N/A           200000        0        0
QVZM 50.0                      Common           92343V9M8       92   100000 SH  Put   Sole    N/A           100000        0        0
SCRM                           Common           810883108      271    90200 SH  N/A   Sole    N/A            90200        0        0
SFA                            Common           808655104     3530   108392 SH  N/A   Sole    N/A           108392        0        0
TKLC                           Common           879101103     3570   119000 SH  N/A   Sole    N/A           119000        0        0
TTEC                           Common           879939106     4770   259567 SH  N/A   Sole    N/A           259567        0        0
TYC                            Common           902124106     9258   166804 SH  N/A   Sole    N/A           166804        0        0
UIS                            Common           909214108     5225   357240 SH  N/A   Sole    N/A           357240        0        0
WCII                           Common           975515107     2253   192800 SH  N/A   Sole    N/A           192800        0        0

